Lease Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Liability
9.	LEASE LIABILITY

The Company entered into capital finance lease agreements for motor vehicles. The leases are non-cancellable and require total monthly repayments of A$7,000 and expire at various dates from 2013 to 2016. Future minimum payments due for the remaining term of the leases as of June 30, 2013 are as follows:

A$000s
2013	42
2014	59
2015	14
2016	40
155
Less amounts representing interest	10
145

Current liability	81
Non-current liability	64
145

At June 30, 2013, the net book value of the motor vehicles under capital finance leases amounts to:	168

10.         LEASE LIABILITY

$A000s
The Company entered into capital finance lease agreements for motor vehicles. The leases are non-cancellable and require total monthly repayments of A$25,000 (2011:A$26,000) and expire at various dates from 2013 to 2016. Future minimum payments due for the remaining term of the leases as of December 31, 2012 are as follows:

2013	156
2014	59
2015	14
2016	40
269
Less amounts representing interest	17
252

Current liability	143
Non-current liability	109

252
At December 31, 2012, the net book value of the motor vehicles under capital leases amounts to:	435